Cover	Sep. 29, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2025
Entity File Number	000-09376
Entity Registrant Name	Innovative Food Holdings, Inc.
Entity Central Index Key	0000312257
Entity Tax Identification Number	20-1167761
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	2528 S 27th Ave
Entity Address, City or Town	Broadview
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60155
City Area Code	239
Local Phone Number	596-0204
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false